Schedule V-Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2014
Schedule V-Valuation and Qualifying Accounts
Schedule V-Valuation and Qualifying Accounts

Schedule V —Valuation and Qualifying Accounts

		Additions
	Balance at Beginning of Year	Charged to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at End of Year
2014:
Valuation allowance for mortgage loans on real estate	398	(12)	0	0	386
Total	$398	$(12)	$0	$0	$386
2013:
Valuation allowance for mortgage loans on real estate	512	(114)	0	0	398
Total	$512	$(114)	$0	$0	$398
2012:
Valuation allowance for mortgage loans on real estate	512	0	0	0	512
Total	$512	$0	$0	$0	$512